Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (1)(2)	Value of Initial Fixed $100 Investment Based on:		Net (Loss) Income Attributable to Common Shareholders (in thousands) ($) (5)(6)	Adjusted EBITDA (in thousands) ($) (6)
					Total Shareholder Return ($) (3)	Peer Group Total Shareholder Return ($) (3)(4)
2025	7,588,408	11,719,564	879,870	1,633,469	27.48	26.90	(116,381)	427,299
2024	5,143,273	3,492,068	1,638,637	1,200,766	16.39	21.50	(155,105)	420,230
2023	3,357,213	3,774,319	682,277	823,327	16.48	36.44	(526,796)	322,334
2022	3,904,952	(656,152)	1,364,774	33,782	23.94	33.11	(246,064)	398,249
2021	8,054,480	7,141,567	2,051,237	1,519,953	82.26	79.23	18,032	384,796

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	(1) The PEO for all covered years was Kim Rivers. The non-PEOs in 2025 were Jason Pernell, Jan Reese, Ryan Blust, Wes Getman, Eric Powers, and Kyle Landrum. The non-PEOs in 2024 were Wes Getman, Eric Powers, Kyle Landrum and Nilyum Jhala. The non-PEO NEOs in 2023 were Ryan Blust, Tim Mullany, Alex D'Amico, Eric Powers, Tim Morey and Kyle Landrum. The non-PEO NEOs in 2022 were Alex D’Amico, Eric Powers, Timothy Morey and Kyle Landrum. The non-PEO NEOs in 2021 were Alex D'Amico and Eric Powers.
Peer Group Issuers, Footnote
(4) Competitor peer group is composed of the following companies: Cresco Labs Inc.; Curaleaf Holdings Inc. and Green Thumb Industries Inc. Verano Holdings Corp. is not included in the above peer group as they were not a public reporting company until 2021. Amounts reported in this column represent cumulative returns on an initial $100 investment in each peer group company on December 31, 2020.

PEO Total Compensation Amount	$ 7,588,408	$ 5,143,273	$ 3,357,213	$ 3,904,952	$ 8,054,480
PEO Actually Paid Compensation Amount	$ 11,719,564	3,492,068	3,774,319	(656,152)	7,141,567
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid—Adjustments
Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

For the year ended December 31, 2025 the adjustments were as follows:

	CEO	Average of NEOs
Summary Compensation Table Reported Compensation	$7,588,408	$879,870
Deduct: Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY (b)	$2,279,641	$434,155
Deduct: For any awards granted in any prior FY that were forfeited during the covered FY, the fair value at the end of the prior FY	$—	$—
Add: Fair values as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY	$4,608,776	$877,735
Add: The change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	$(118,798)	$(20,062)
Add: For awards that are granted and vest in the same FY, the fair value as of the vesting date	$1,023,760	$194,974
Add: The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	$897,059	$135,107
Total Compensation Actually Paid	$11,719,564	$1,633,469

Non-PEO NEO Average Total Compensation Amount	$ 879,870	1,638,637	682,277	1,364,774	2,051,237
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,633,469	1,200,766	823,327	33,782	1,519,953
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid—Adjustments
Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

For the year ended December 31, 2025 the adjustments were as follows:

	CEO	Average of NEOs
Summary Compensation Table Reported Compensation	$7,588,408	$879,870
Deduct: Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY (b)	$2,279,641	$434,155
Deduct: For any awards granted in any prior FY that were forfeited during the covered FY, the fair value at the end of the prior FY	$—	$—
Add: Fair values as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY	$4,608,776	$877,735
Add: The change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	$(118,798)	$(20,062)
Add: For awards that are granted and vest in the same FY, the fair value as of the vesting date	$1,023,760	$194,974
Add: The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	$897,059	$135,107
Total Compensation Actually Paid	$11,719,564	$1,633,469

Compensation Actually Paid vs. Total Shareholder Return
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR and cumulative TSR of our peer group over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income (Loss) Attributable to Common Shareholders
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s net income (loss) attributable to common shareholders over the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Adjusted EBITDA
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s Adjusted EBITDA over the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR and cumulative TSR of our peer group over the five most recently completed fiscal years.

Tabular List, Table

Most Important Financial Measures Linking Trulieve NEO Pay to Company Performance
Adjusted EBITDA
Revenue
Cash Flow from Operations

Total Shareholder Return Amount	$ 27.48	16.39	16.48	23.94	82.26
Peer Group Total Shareholder Return Amount	26.90	21.50	36.44	33.11	79.23
Net Income (Loss)	$ (116,381,000)	$ (155,105,000)	$ (526,796,000)	$ (246,064,000)	$ 18,032,000
Company Selected Measure Amount	427,299,000	420,230,000	322,334,000	398,249,000	384,796,000
PEO Name	Kim Rivers
Additional 402(v) Disclosure
(2) Amounts reported in this column are based on total compensation reported for our PEO and our non-PEO NEOs in the Summary Compensation Table for the indicated reporting and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
(3) Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period, or December 31, 2020.
(5) The dollar amounts reported represent the amount of net income (loss) attributable to common shareholders reflected in our audited financial statements for the applicable year.
(6) These values reflect immaterial adjustments to previously issued consolidated financial statements that we filed in our Form 10-K for the years ended December 31, 2022 and December 31, 2021.
	As described in greater detail above in the “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The metrics that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our named executive officers to increase the value of our enterprise for our shareholders. At this time, we only use two specific financial measures for purposes of determining “compensation actually paid.” As a result, we are not able to, as stipulated by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, provide at least three financial performance measures that in our assessment represent the most important performance measures we use to link “compensation actually paid” to our named executive officers to company performance for 2025. The most important financial performance measures used by us to link executive compensation actually paid to our named executive officers, for the most recently completed fiscal year, to our performance are as follows:
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Flow from Operations
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,279,641)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,608,776
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(118,798)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,023,760
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	897,059
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(434,155)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	877,735
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,062)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	194,974
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 135,107